SCHEDULE OF LOAN (Details) (Parenthetical)					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 17, 2025 USD ($)	Jul. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Aug. 17, 2021 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 17, 2021 SGD ($)
Directors and Officers Insurance [Member]
Short-Term Debt [Line Items]
Interest expense debt					$ 100	$ 0	$ 2,763	$ 0	$ 99,831	$ 0
Insurance Commissions	$ 145,050		$ 161,692
Percentage of premium finance	80.00%		85.00%
Repayment of premium	$ 116,040		$ 137,226
Premium payment	$ 29,010		$ 24,466
Premium payment percentage	20.00%		15.00%
Liability for Future Policy Benefit, Expected Net Premium, Interest Income	$ 4,124		$ 5,390
Directors and Officers Insurance [Member] | 10 Installments [Member]
Short-Term Debt [Line Items]
Premium payment	$ 116,040	$ 137,226
Premium payment percentage	80.00%	85.00%
Gorilla Networks Pte Ltd [Member]
Short-Term Debt [Line Items]
Interest expense debt					$ 108	$ 203	$ 393	$ 661	$ 838	$ 1,181
Gorilla Networks Pte Ltd [Member] | Loan from Bank [Member]
Short-Term Debt [Line Items]
Loan payable				$ 35,937							$ 50,000
Debt instrument term				60 months
Debt instrument, interest rate				4.75%							4.75%